SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies that have been applied in the preparation of the unaudited condensed financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report on Form 20-F, except for the following:

-
In August 2020, the FASB issued guidance ASU 2020-06 that is expected to reduce complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. This guidance is effective for the Company from January 1, 2022 and did not have a material impact on the Company’s financial statements and disclosures.